RELATED PARTY TRANSACTIONS - Transactions with Golar Power and Affiliates - Net Revenues (Details) - Golar Power - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 7,805	$ 8,181	$ 7,445
Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	5,904	6,167	5,711
Ship management fees income
Related Party Transaction [Line Items]
Revenue from related parties	1,210	1,400	824
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount	693	861	775
Other
Related Party Transaction [Line Items]
Related party transaction amount	$ (2)	$ (247)	$ 135